Basis of Presentation - Schedule of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
Psyence Australia Pty Ltd. [Member]
Schedule of Subsidiaries of PBM [Line Items]
Place of incorporation	Australia
% ownership	100.00%
Accounting method	Consolidated
Pysence Biomed II Corp. [Member]
Schedule of Subsidiaries of PBM [Line Items]
Place of incorporation	Canada
% ownership	100.00%
Accounting method	Consolidated
Newcourt Acquisition Corp. [Member]
Schedule of Subsidiaries of PBM [Line Items]
Place of incorporation	Cayman Islands
% ownership	100.00%
Accounting method	Consolidated